WARRANTS (Details 3) - $ / shares	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Number of Warrants	13,663,014	17,638,243	17,900,288
Warrant Two [Member]
Number of Warrants	1,229,040	773,575
Exercise Price	$ 1.2933	$ 0.80	$ 0.80
Warrant Four [Member]
Number of Warrants	2,544,240	121,250
Exercise Price	$ 1.2933	$ 0.80	0.80
Warrant Six [Member]
Number of Warrants	1,173,370	89,125
Exercise Price	$ 1.2933	$ 0.80	$ 0.80
Warrant Eight [Member]
Number of Warrants		311,500
Warrant Ten [Member]
Number of Warrants		141,875
Warrant Twelve [Member]
Number of Warrants		203,500